Templeton Growth Fund, Inc.
Statement of Investments, November 30, 2019 (unaudited)
		Industry	Shares	Value
	Common Stocks 91.4%
	Canada 2.2%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	7,530,600	$54,826,760
	Wheaton Precious Metals Corp.	Metals & Mining	7,297,821	200,549,967
				255,376,727
	China 5.0%
[a]	Baidu Inc., ADR	Interactive Media & Services	795,980	94,347,509
	China Life Insurance Co. Ltd., H	Insurance	67,209,000	169,829,840
	China Mobile Ltd.	Wireless Telecommunication Services	14,949,900	112,680,970
	China Telecom Corp. Ltd., ADR	Diversified Telecommunication Services	641,069	24,290,105
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	223,514,575	84,519,679
	Kunlun Energy Co. Ltd.	Gas Utilities	104,886,700	88,837,070
				574,505,173
	Denmark 1.0%
	A.P. Moeller-Maersk AS, B	Marine	86,540	120,930,929
	France 8.1%
	BNP Paribas SA	Banks	5,353,139	300,584,651
	Compagnie de Saint-Gobain	Building Products	1,476,074	59,759,798
	Credit Agricole SA	Banks	10,939,226	149,615,630
	Sanofi	Pharmaceuticals	2,706,164	251,945,067
	Veolia Environnement SA	Multi-Utilities	6,532,658	167,251,373
				929,156,519
	Germany 6.4%
	Bayer AG	Pharmaceuticals	2,542,300	192,409,796
	Deutsche Telekom AG	Diversified Telecommunication Services	3,462,883	58,123,590
	E.ON SE	Multi-Utilities	14,515,246	151,879,868
	Merck KGaA	Pharmaceuticals	1,116,563	130,386,535
	Siemens AG	Industrial Conglomerates	1,581,963	204,113,172
	Siemens AG, ADR	Industrial Conglomerates	65,018	4,189,760
				741,102,721
	Hong Kong 3.2%
	CK Asset Holdings Ltd.	Real Estate Management & Development	10,117,900	67,277,740
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	24,881,500	225,998,959
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	4,181,950	60,850,316
	Value Partners Group Ltd.	Capital Markets	20,445,000	11,544,355
				365,671,370
	India 1.4%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	15,757,943	97,173,506
	Hero Motocorp Ltd.	Automobiles	1,932,181	65,534,838
				162,708,344
	Ireland 0.4%
	Bank of Ireland Group PLC	Banks	8,134,777	40,865,248
	Israel 0.9%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	9,421,386	98,170,842
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
	Industry	Shares	Value
Common Stocks (continued)
Italy 1.4%
Eni SpA	Oil, Gas & Consumable Fuels	10,332,692	$156,106,604
Japan 9.6%
Kirin Holdings Co. Ltd.	Beverages	4,907,000	108,626,020
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	5,429,100	135,064,084
Panasonic Corp.	Household Durables	21,778,300	205,337,404
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	3,333,594	124,200,780
Sumitomo Mitsui Financial Group Inc.	Banks	4,263,556	155,381,891
Suntory Beverage & Food Ltd.	Beverages	2,371,000	102,893,883
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	6,718,150	273,439,845
			1,104,943,907
Luxembourg 1.6%
SES SA, IDR	Media	13,949,998	185,107,747
Netherlands 2.7%
Aegon NV	Insurance	15,686,671	70,714,758
ING Groep NV	Banks	21,024,520	241,900,407
			312,615,165
Singapore 2.3%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	108,261,100	267,536,112
South Korea 3.8%
KB Financial Group Inc.	Banks	4,022,815	156,784,785
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,555,891	279,089,777
			435,874,562
Spain 0.9%
Telefonica SA	Diversified Telecommunication Services	13,973,040	107,014,915
Switzerland 3.0%
Roche Holding AG	Pharmaceuticals	939,607	289,601,357
UBS Group AG	Capital Markets	4,804,227	58,230,143
			347,831,500
Thailand 1.4%
Bangkok Bank PCL, fgn.	Banks	18,820,900	110,637,846
Bangkok Bank PCL, NVDR	Banks	8,099,000	47,341,397
			157,979,243
United Kingdom 9.3%
Barclays PLC	Banks	60,171,436	133,502,271
BP PLC	Oil, Gas & Consumable Fuels	33,964,938	210,953,071
HSBC Holdings PLC	Banks	4,633,113	34,388,189
Kingfisher PLC	Specialty Retail	65,238,336	177,112,080
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	7,108,214	201,297,468
Standard Chartered PLC (GBP Traded)	Banks	16,665,312	150,323,979
Standard Chartered PLC (HKD Traded)	Banks	376,516	3,352,559
Vodafone Group PLC	Wireless Telecommunication Services	82,102,755	162,855,601
			1,073,785,218
  |  2

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 26.8%
	Allergan PLC	Pharmaceuticals	1,866,559	$395,888,080
	AmerisourceBergen Corp.	Health Care Providers & Services	880,904	77,440,271
	Apache Corp.	Oil, Gas & Consumable Fuels	6,369,880	141,920,926
	Capital One Financial Corp.	Consumer Finance	362,886	36,292,229
	Cardinal Health Inc.	Health Care Providers & Services	1,458,454	80,258,724
	Citigroup Inc.	Banks	2,449,999	184,043,925
	Comcast Corp., A	Media	2,653,327	117,144,387
[a]	CommScope Holding Co. Inc.	Communications Equipment	2,638,175	35,879,180
	Coty Inc., A	Personal Products	2,417,282	27,895,434
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2,419,400	164,833,722
	Gilead Sciences Inc.	Biotechnology	4,197,800	282,260,072
	Kellogg Co.	Food Products	4,331,650	282,077,048
	The Kroger Co.	Food & Staples Retailing	8,957,100	244,887,114
[a]	Mattel Inc.	Leisure Products	9,207,200	107,724,240
[a]	Navistar International Corp.	Machinery	3,327,610	108,646,466
	Oracle Corp.	Software	3,512,851	197,211,455
	United Parcel Service Inc., B	Air Freight & Logistics	953,689	114,185,184
	Verizon Communications Inc.	Diversified Telecommunication Services	1,472,457	88,700,810
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	3,842,310	229,001,676
	Wells Fargo & Co.	Banks	3,108,900	169,310,694
				3,085,601,637
	Total Common Stocks (Cost $9,999,319,189)			10,522,884,483
			Principal Amount*
	Short Term Investments 6.9%

	Time Deposits 6.9%
	Australia 1.2%
	National Australia Bank Ltd., 1.48%, 12/02/19		$140,000,000	140,000,000
	Canada 4.3%
	National Bank of Canada, 1.55%, 12/02/19		292,000,000	292,000,000
	Royal Bank of Canada, 1.55%, 12/02/19		201,000,000	201,000,000
				493,000,000
	France 1.4%
	BNP Paribas New York, 1.53%, 12/02/19		158,000,000	158,000,000
	Total Time Deposits (Cost $791,000,000)			791,000,000
  |  3

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds (Cost $830) 0.0%†
	United States 0.0%†
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	830	$830
	Total Investments (Cost $10,790,320,019) 98.3%		11,313,885,313
	Other Assets, less Liabilities 1.7%		198,392,250
	Net Assets 100.0%		$11,512,277,563

See Abbreviations on page 7.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 4 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
  |  5

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from securities loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$ —	$107,888,000	$(107,887,170)	$ —	$ —	$830	830	$23,249
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments	$10,522,884,483	$—	$—	$10,522,884,483
Short Term Investments	830	791,000,000	—	791,000,830
Total Investments in Securities	$10,522,885,313	$791,000,000	$ —	$11,313,885,313

[a]For detailed categories, see the accompanying Statement of Investments.
  |  6

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Currency
GBP	British Pound
HKD	Hong Kong Dollar
Selected Portfolio
ADR	American Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  7